Loss per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss attributable to the Company's common shareholders
- from continuing operations	$ (5,136,434)	$ (9,609,735)	$ (6,698,870)
- from discontinued operations, net of tax		(122,133)	(3,524,260)
Net loss available to the company's common shareholders	$ (5,136,434)	$ (9,731,868)	$ (10,223,130)
Weighted average shares outstanding - Basic and diluted	17,312,586	10,422,765	5,990,552
Loss per share - Basic and diluted
- from continuing operations	$ (0.30)	$ (0.92)	$ (1.12)
- from discontinued operations		(0.01)	(0.59)
Loss per share - Basic and diluted	$ (0.30)	$ (0.93)	$ (1.71)